U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202






January 2, 2003

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
                           Re: Rainer Investment Management Mutual Funds File Nos. 33-73792 and 811-08270

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Rainer Investment Management Mutual Funds (the "Trust") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 26, 2002 and filed electronically as Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.


Sincerely yours,

/s/ Elaine E. Richards
-----------------------
Elaine E. Richards, Esq.